Significant Accounting Policies and Practices (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) [Line Items]
Uninsured cash balance	$ 0	$ 0		$ 308,474
Total assets		980,404		700,268
Impairment charge of intangible assets	$ 0	$ 0		$ 2,043,111	$ 688,127
Weighted average life of the intangible assets		8 years 6 months 3 days		8 years 21 days
Amortization expense		$ 38,831	$ 142,055	$ (876,459)	95,115
Impairment charge of goodwill				$ 1,433,815	1,035,795
Management fee percentage		20.00%		20.00%
Revenue percentage	80.00%	80.00%		80.00%
Contract occur percentage		100.00%		100.00%
Promotional discounts amount		$ 9.99		$ 9.99
Free trials amount		99		99
Deferred revenue	$ 321,763	321,763			80,000
Allowance for doubtful accounts		2,803
Obsolescence		264,977
Dividend yield
Marketable equity securities				0	0
Other expenses				11,742	0
Amortization expense				$ 483,484	348,186
Investment term				2 years
Weighted average maturity term				1 year
Impairment debt					62,733
Impairment of equity security				$ 50,000	102,096
impairment charge				2,043,011	688,127
Deferred revenue				299,409	234,159
Valuation allowance				399.058	0
Product obsolescence				399,058	$ 0
Deemed dividend				3,187,906
Conversion amount				2,000,000
Minimum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients		500		500
Fixed fees		5,000		10,000
Branded challenges		10,000		10,000
Branded articles		2,500		2,500
Total gross contract	500	$ 500		$ 500
Fixed fees percentage		20.00%		20.00%
Net revenue		$ 100		$ 100
Vesting period		1 year		1 year
Investment term					1 year
Maximum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients		$ 7,500		$ 7,500
Fixed fees		60,000		110,000
Branded challenges		25,000		25,000
Branded articles		10,000		10,000
Total gross contract	100,000	$ 100,000		$ 100,000
Fixed fees percentage		25.00%		25.00%
Net revenue		$ 25,000		$ 25,000
Vesting period		3 years		3 years
Investment term					3 years
Accounts Receivable [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Bad debt expense	$ 75,874	$ 75,874		$ 398,130	$ 110,805
Allowance for doubtful accounts				585,077	186,147
Impairment Charges [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
impairment charge				$ 50,000	$ 487,365